Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 1,000.0	$ 902.4	$ 905.2	$ 940.7	$ 908.6	$ 862.1	$ 812.2	$ 795.0	$ 3,748.3		$ 3,377.9		$ 3,116.3
Operating profit before the items listed below									738.1		637.6		561.6
Interest expense, net									45.3		39.4		39.3
Restructuring and other income (charges)									(38.1)	[1]	(32.4)	[1]	(151.9)	[1]
Non-operating pension and postretirement (charges) income									(34.9)	[2]	(14.5)	[2]	(19.9)	[2]
Purchase accounting inventory fair value impact and other related inventory adjustments									(7.2)	[3]	(0.8)	[3]	0	[3]
Provision for income taxes									(146.7)		(136.5)		(132.0)
Discontinued operations, net of income taxes	(8.4)	(6.3)	(8.1)	(7.4)	(8.6)	(6.3)	(8.9)	(8.0)	(30.2)		(31.8)		(33.6)
Net income attributable to FMC stockholders	102.2	90.0	104.9	119.1	77.9	86.8	107.2	94.0	416.2		365.9		172.5
Net income attributable to noncontrolling interests	(4.0)	(4.6)	(5.4)	(5.5)	(3.8)	(4.1)	(5.0)	(3.4)	(19.5)		(16.3)		(12.4)
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment, operating profit (loss)									(78.6)		(75.3)		(59.7)
Restructuring and other income (charges)									(5.3)		(2.9)		(13.5)
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment, operating profit (loss)									816.7		712.9		621.3
FMC Agricultural Solutions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment Reporting, Number Of Product Line Group									1
Revenue									1,763.8		1,464.5		1,241.8
Segment, operating profit (loss)									454.0		349.8		308.8
Restructuring and other income (charges)									(8.5)		(1.2)		(7.3)
FMC Health and Nutrition [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Segment Reporting, Number Of Product Line Group									1
Revenue									680.8		654.3		611.5
Segment, operating profit (loss)									161.6		159.4		145.5
Restructuring and other income (charges)									(0.7)		(1.5)		(8.0)
FMC Minerals [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									966.2		917.5		834.1
Segment, operating profit (loss)									171.4		175.7		145.1
Restructuring and other income (charges)									(13.0)		(0.7)		1.1
Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									(1.5)		(0.5)		(1.4)
Segment, operating profit (loss)									(0.4)		0		1.0
FMC Peroxygens [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									339.0		342.1		430.3
Segment, operating profit (loss)									30.1		28.0		20.9
Restructuring and other income (charges)									(10.6)		(26.1)		(124.2)
Peroxygens [Member] | FMC Peroxygens [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									328.7		326.1		296.5
Alkali [Member] | FMC Minerals [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									733.2		692.7		621.1
Zeolites, Phosphates and Sulfur Derivative [Member] | FMC Peroxygens [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									10.3		16.0		133.8
Lithium [Member] | FMC Minerals [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue									$ 233.0		$ 224.8		$ 213.0

[1]	See Note 7 for details of restructuring and other charges (income). Amounts for the years ended 2012, 2011 and 2010 relate to FMC Agricultural Solutions charges of $8.5 million, $1.2 million and $7.3 million; FMC Health and Nutrition charges of $0.7 million, $1.5 million and $8.0 million; FMC Minerals charges (income) of $13.0 million, $0.7 million and $(1.1) million; FMC Peroxygens charges of $10.6 million, $26.1 million and $124.2 million; and Corporate charges of $5.3 million, $2.9 million and $13.5 million, respectively.(2)
[2]	non-operating pension and postretirement costs are defined as those costs related to interest, expected return on plan assets, amortized actuarial gains and losses and the impacts of any plan curtailments or settlements. These costs are primarily related to changes in pension plan assets and liabilities which are tied to financial market performance and we consider these costs to be outside our operational performance. We exclude these non-operating pension and postretirement costs as we believe that removing them provides a better understanding of the underlying profitability of our businesses, provides increased transparency and clarity in the performance of our retirement plans and enhances period-over-period comparability. We continue to include the service cost and amortization of prior service cost in our operating segments noted above. We believe these elements reflect the current year operating costs to our businesses for the employment benefits provided to active employees.(3)
[3]	e charges were related to the expensing of the inventory fair value step-up resulting from the application of purchase accounting. The charges for the year ended December 31, 2012 and 2011 primarily relate to a number of acquisitions completed in 2011, further described in Note 3. On the consolidated statements of income, the charges presented are included in “Costs of sales and services”. No such charges occurred for the year ended December 31, 2010.